Offsets	Jul. 29, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	KWF Group Holding Ltd
Form or Filing Type	F-1
File Number	333-289240
Initial Filing Date	Aug. 05, 2025
Fee Offset Claimed	$ 1,408.52
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 9,200,000.00
Termination / Withdrawal Statement	The Registrant’s Registration Statement on Form F-1 (Registration No. 333-289240) was initially filed on August 5, 2025 and became effective on November 5, 2025 in accordance with the provisions of section 8(a) of the Securities Act of 1933. There were no sales of the Registrant’s securities under such Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	KWF Group Holding Ltd
Form or Filing Type	F-1
File Number	333-289240
Filing Date	Aug. 05, 2025
Fee Paid with Fee Offset Source	$ 1,408.52